Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Activities
Net income attributable to U.S. Bancorp	$ 5,429	$ 5,825	$ 7,963
Adjustments to reconcile net income to net cash provided by operating activities
Provision for credit losses	2,275	1,977	(1,173)
Depreciation and amortization of premises and equipment	382	345	338
Amortization of intangibles	636	215	159
(Gain) loss on sale of loans held for sale	7	387	(1,135)
(Gain) loss on sale of securities and other assets	119	(188)	(398)
Loans originated for sale, net of repayments	(26,936)	(33,127)	(72,627)
Proceeds from sales of loans held for sale	26,686	38,895	74,315
Other, net	(151)	6,790	2,428
Net cash provided by operating activities	8,447	21,119	9,870
Investing Activities
Proceeds from sales of available-for-sale investment securities	11,209	36,391	16,075
Proceeds from maturities of held-to-maturity investment securities	6,164	5,759	1,093
Proceeds from maturities of available-for-sale investment securities	6,314	14,927	41,199
Purchases of held-to-maturity investment securities	(932)	(7,091)	(1,088)
Purchases of available-for-sale investment securities	(8,342)	(24,592)	(99,045)
Net decrease (increase) in loans outstanding	3,829	(27,318)	(17,459)
Proceeds from sales of loans	5,707	4,420	6,183
Purchases of loans	(1,106)	(2,113)	(4,466)
Net (increase) decrease in securities purchased under agreements to resell	(2,404)	252	18
Net cash (paid for) received from acquisitions	(330)	12,257	(661)
Other, net	(1,184)	(5,392)	664
Net cash provided by (used in) investing activities	18,925	7,500	(57,487)
Financing Activities
Net (decrease) increase in deposits	(12,291)	(17,215)	26,313
Net (decrease) increase in short-term borrowings	(16,508)	15,213	30
Proceeds from issuance of long-term debt	15,583	8,732	2,626
Principal payments or redemption of long-term debt	(4,084)	(6,926)	(11,432)
Proceeds from issuance of preferred stock	0	437	2,221
Proceeds from issuance of common stock	951	21	43
Repurchase of preferred stock	0	(1,100)	(1,250)
Repurchase of common stock	(62)	(69)	(1,555)
Cash dividends paid on preferred stock	(341)	(299)	(308)
Cash dividends paid on common stock	(2,970)	(2,776)	(2,579)
Purchase of noncontrolling interests	0	0	(167)
Net cash (used in) provided by financing activities	(19,722)	(3,982)	13,942
Change in cash and due from banks	7,650	24,637	(33,675)
Cash and due from banks at beginning of period	53,542	28,905	62,580
Cash and due from banks at end of period	61,192	53,542	28,905
Supplemental Cash Flow Disclosures
Cash paid for income taxes	645	767	535
Cash paid for interest	12,282	2,717	1,061
Noncash transfer of available-for-sale investment securities to held-to-maturity	0	40,695	41,823
Net noncash transfers to foreclosed property	26	23	14
Acquisitions
Assets (sold) acquired	(83)	106,209	749
Liabilities sold (assumed)	413	(95,753)	(88)
Net	$ 330	$ 10,456	$ 661